TAXATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended					36 Months Ended		156 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018	Dec. 31, 2020 CNY (¥)
TAXATION
Percentage of ownership interests to be held by foreign investors (as a percent)		25.00%	25.00%
Company's net loss before income tax
PRC		¥ (1,408,800)	$ (215,914)	¥ 205,593	¥ (69,117)
Non-PRC		(251,964)	(38,612)	(12,509)	(27,173)
(Loss)/Income before income tax and share of net loss of equity investees		(1,660,764)	(254,526)	193,084	(96,290)
Components of income tax expense
Current income tax		(22,952)	(3,518)	(17,840)	(14,806)
Deferred income tax		828	127	(2,187)	4,306
Income tax expense (benefit), total		¥ (22,124)	$ (3,391)	¥ (20,027)	¥ (10,500)
British Virgin Islands
TAXATION
With holding tax		0.00%	0.00%
Hong Kong
TAXATION
With holding tax		0.00%	0.00%	0.00%	0.00%
Income tax rate (as a percent)		16.50%	16.50%	16.50%	16.50%
Assessable profits						¥ 0
PRC
TAXATION
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)		10.00%	10.00%
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong (as a percent)		5.00%	5.00%
PRC | BEST Technology
TAXATION
Preferential Statutory Income Tax Rate	15.00%	15.00%	15.00%	15.00%			15.00%
non- PRC
TAXATION
Income tax rate (as a percent)								25.00%
Assessable profits								¥ 0